February 26, 2010
Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC 20549
Re:	Diamond Hill Funds
File Nos. 333-22075 and 811-08061
Ladies and Gentlemen:
On behalf of Diamond Hill Funds (“Registrant”), attached for filing is Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A.
The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933. The Amendment incorporates Registrant’s audited financial statements for the period ended December 31, 2009. The undersigned represents that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).
Please provide any comments or questions regarding this filing to the undersigned at (614) 255-5554.
Very truly yours,

/s/ Robin M. Baxter
Robin M. Baxter
Assistant Secretary
325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215   Phone: (614) 255-3333  Fax: (614) 255-3363
Web: www.diamond-hill.com